Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc [Member]
Preferred Stock Outstanding [Line Items]
Schedule Of Preferred Stock Outstanding
Convertible preferred stock (“preferred stock”) outstanding at October 31, 2021 and January 31, 2021, consists of the following (in thousands except for shares and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Preference	Proceeds Net of Issuance Costs
A	30,000,000	26,072,555	$0.79	$20,522	$13,218
B	15,000,000	10,314,505	$5.03	51,883	51,792
C	14,436,335	13,756,905	$9.20	126,549	126,232
C prime	5,563,665	4,024,175	$11.04	44,422	44,422
D	40,000,000	31,514,850	$14.38	453,039	178,384

	105,000,000	85,682,990		$696,415	$414,048

Convertible preferred stock (“
preferred stock
”) outstanding at January 31, 2021 and 2020, consists of the following (in thousands, except for shares and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Aggregate Liquidation Preference	Proceeds Net of Issuance Costs
A	30,000,000	26,072,555	$0.7871	$20,522	$13,218
B	15,000,000	10,314,505	5.0301	51,883	51,792
C	14,436,335	13,756,905	9.1989	126,549	126,232
C prime	5,563,665	4,024,175	11.0387	44,422	44,422
D	40,000,000	31,514,850	14.3754	453,039	178,384

	105,000,000	85,682,990		$696,415	$414,048